Convertible debentures (Tables)	12 Months Ended
Oct. 31, 2023
Borrowings [abstract]
Disclosure of detailed information about convertible debentures outstanding [Table Text Block]

Convertible debentures outstanding as at October 31, 2023:

	USD (equity component)	CAD (embedded derivative)	USD (embedded derivative)	Total
Loan principal outstanding	$1,261,265	$2,146,715	$405,001

Terms of loan
Annual stated interest rate	24%	12% - 24%	2% - 4%
Effective annual interest rate	24%	22 - 131%	24% - 5158%
Conversion price to common shares	$0.03 - $0.04	$0.05 - $0.10	(i) - (ii)
Remaining life (in months)	0 - 4	0 - 11	0 - 11

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,261,265	$1,499,667	$77,238	$2,838,170
Interest payable	344,993	334,511	30,385	709,889
Convertible debentures	$1,606,258	$1,834,178	$107,623	$3,548,059

Derivative liabilities	$-	$783,650	$295,743	$1,079,393
Equity component of convertible debentures	$3,220,473	$-	$-	$3,220,473

For the year ended October 31, 2023:

	USD (equity component)	CAD (embedded derivative)	USD (embedded derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$18,258	$243,162	$18,414	$279,834
Interest expense	$273,458	$254,523	$12,948	$540,929
Gain on revaluation of derivative liabilities	$-	$(507,186)	$(151,317)	$(658,503)
Loss on conversion of convertible debentures	$-	$-	$21,120	$21,120
Loss on repayment of convertible debentures	$-	$-	$27,243	$27,243
(Gain) loss on extinguishment of convertible debentures	$33,488	$1,169,800	$197,535	$1,400,823

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$250,000	$455,000	$232,700
Amount of interest converted to common shares	$30,016	$204,189	$4,654

Number of common shares issued on conversion of convertible debentures	6,406,250	14,391,709	9,548,701	30,346,660

(a) Current period information presented in the consolidated financial statements

	USD (equity component)	CAD (embedded derivative)	USD (embedded derivative)	Total
Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$-	$-	$270,000	$270,000
Amount of interest repaid in cash	$12,973	$47,353	$4,353	$64,679

(i) Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii) Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

(b) Comparative information presented in the consolidated financial statements

Convertible debentures outstanding as at October 31, 2022:

	USD (equity component)	CAD (embedded derivative)	USD (embedded derivative)	Total
Loan principal outstanding	$1,205,144	$2,321,755	$347,700

Terms of loan
Annual stated interest rate	12% - 24%	12% - 24%	2% - 4%
Effective annual interest rate	24%	22 - 131%	24% - 5803%
Conversion price to common shares	$0.03 - $0.07	$0.05 - $0.08	(i) - (ii)
Remaining life (in months)	0 - 6	0 - 10	0 - 11

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,203,478	$1,661,742	$130,424	$2,995,644
Interest payable	380,360	389,617	26,443	796,420
Convertible debentures	$1,583,838	$2,051,359	$156,867	$3,792,064

Derivative liabilities	$-	$439,194	$202,105	$641,299
Equity component of convertible debentures	$793,140	$-	$-	$793,140

(i) Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii) Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

For the year ended October 31, 2022:

	USD (equity component)	CAD (embedded derivative)	USD (embedded derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$28,000	$1,086,385	$65,218	$1,179,603
Interest expense	$230,058	$232,211	$7,156	$469,425
Gain on revaluation of derivative liabilities	$-	$(379,736)	$(29,871)	$(409,607)
Loss on conversion of convertible debentures	$-	$-	$94,326	$94,326
Gain on repayment of convertible debentures	$-	$(661)	$(47,216)	$(47,877)
(Gain) loss on extinguishment of convertible debentures	$(28,007)	$99,078	$129,579	$200,650

(b) Comparative information presented in the consolidated financial statements

	USD (equity component)	CAD (embedded derivative)	USD (embedded derivative)	Total
Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$-	$-	$712,100
Amount of interest converted to common shares	$-	$-	$12,680

Number of common shares issued on conversion of convertible debentures	-	-	26,443,820	26,443,820

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$-	$7,490	$56,000	$63,490
Amount of interest repaid in cash	$14,941	$73,524	$-	$88,465

For the year ended October 31, 2021:

	USD (equity component)	CAD (embedded derivative)	USD (embedded derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$28,001	$1,003,613	$138,307	$1,169,921
Interest expense	$236,519	$226,520	$32,770	$495,809
(Gain) loss on revaluation of derivative liabilities	$-	$(2,718,409)	$171,217	$(2,547,192)
(Gain) loss on conversion of convertible debentures	$-	$(47,356)	$37,850	$(9,506)
(Gain) loss on extinguishment of convertible debentures	$-	$1,360,536	$(341,608)	$1,018,928

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$-	$100,000	$284,000
Amount of interest converted to common shares	$30,200	$160,064	$6,700

Number of common shares issued on conversion of convertible debentures	1,118,519	7,744,774	6,748,559	15,611,852

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$205,100	$31,492	$364,370	$600,962
Amount of interest repaid in cash	$25,101	$36,052	$26,113	$87,266

(c) Fair value of derivative liabilities outstanding

Disclosure of detailed information about assumptions used to determine fair value of derivative liabilities [Table Text Block]
	As at October 31,	As at October 31,
	2023	2022
Share price	$0.05	$0.03
Exercise price	$0.03 - $0.07	$0.02 - $0.07
Volatility factor (based on historical volatility)	114% - 189%	140% - 232%
Risk free interest rate	5.11% - 5.48%	3.09% - 4.28%
Expected life of conversion features (in months)	0 - 11	0 - 11
Expected dividend yield	0%	0%
CDN to USD exchange rate (as applicable)	0.7209	0.7299
Call value	$0.01 - $0.08	$0.00 - $0.02